Allowance for doubtful accounts	12 Months Ended
Mar. 31, 2013
Allowance for doubtful accounts

6. Allowance for doubtful accounts:

NIDEC estimates losses for uncollectible accounts based on historical experience and the evaluation of the likelihood of success in collecting specific customer receivables.

An analysis of activity within the allowance for doubtful accounts for the years ended March 31, 2011, 2012 and 2013 is as follows:

	Yen in millions
	2011	2012	2013
Allowance for doubtful accounts at beginning of the year	¥1,830	¥1,013	¥1,002
Provision for doubtful accounts, net of reversal	26	30	166
Write-offs	(912)	(30)	(90)
Translation adjustment and other	69	(11)	297

Allowance for doubtful accounts at the end of the year	¥1,013	¥1,002	¥1,375